Segment Reporting, Reconciliation (Details) - AUD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Reconciliation of segment information [Abstract]
Underlying EBITDA		$ (66,915)	$ (54,154)		$ (23,465)
Underlying depreciation and amortisation expense	[1]	(40,056)	(33,307)		(634)
Underlying earnings adjustments [Abstract]
Gain on remeasurement of deferred income		4,546	0		0
Income from sale of tax benefits under flow through share arrangements		6,084	5,294		2,578
Impairment and write down of financial assets		(548)	(8,134)		0
Impairment and write down of non-financial assets	[2]	(271,310)	(17,066)	[3]	0	[3]
Net movement in inventories relating to net realisable value adjustments		(4,200)	(10,400)		0
Loss from operations		(384,372)	(119,068)	[3]	(21,521)	[3]
Net financial income/(expense)		(358)	3,622	[3]	14,821	[3]
Income tax benefit/(expense)		2,989	(3,576)	[3]	(3,649)	[3]
Loss after income tax		(381,741)	(119,022)	[3]	(10,349)	[3]
Canadian and Australian Operations [Member]
Underlying earnings adjustments [Abstract]
Impairment and write down of non-financial assets	[4]	(271,310)	(17,066)		0
Australian Operations [Member]
Underlying earnings adjustments [Abstract]
Impairment and write down of non-financial assets		0	5,900		0
Canadian Operations [Member]
Underlying earnings adjustments [Abstract]
Gain on remeasurement of deferred income	[5]	4,546	0		0
Income from sale of tax benefits under flow through share arrangements	[6]	6,084	5,294		2,578
Impairment and write down of financial assets	[5]	0	(8,134)		0
Impairment and write down of non-financial assets		271,300	11,200		0
Net movement in inventories relating to net realisable value adjustments	[7]	(4,200)	(10,437)		0
Corporate [Member]
Underlying earnings adjustments [Abstract]
Impairment and write down of non-financial assets			(5,100)
Loss on disposal of financial assets	[8]	0	(1,264)		0
Merger transaction and integration costs	[9]	$ (12,521)	$ 0		$ 0

[1]	Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense and other non-cash inventory movements recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.
[2]	The total impairment and write down of $271.3 million for the year ended 30 June 2025 relates to North American Lithium. The total impairment and write down of $17.1 million for the year ended 30 June 2024 relates to the Australian operations ($5.9 million), Corporate ($5.1 million), Vallée Lithium Project ($4.0 million), and various other individually immaterial projects ($2.1 million).
[3]	Refer to Note 32 for details on restatement of prior period comparatives.
[4]	Adjustment to profit/(loss) for both the Australian operations segment of nil (2024: $5.9 million; 2023: Nil) and Canadian operations segment of $271.3 million (2024: $11.2 million; 2023: Nil).
[5]	Adjustment to profit/(loss) for the Canadian operations segment.
[6]	Adjustment to profit/(loss) for the Canadian operations segment. Refer to Note 16 (a) for further details.
[7]	Adjustment to profit/(loss) for the Canadian operations segment. Refer to Note 11 for further details.
[8]	Adjustment to profit/(loss) for the Corporate segment.
[9]	Adjustment to profit/(loss) for the Corporate segment. Refer to Note 7 for further details.